Shareholders’ equity (Tables)	9 Months Ended
Sep. 30, 2024
Shareholders’ equity
Summary of share capital

	Common shares	Amount
	#	$
Balance – December 31, 2023	1,847,593	13,517
Deemed issuance of shares to Aeterna shareholders (note 3)	1,213,967	8,485
Granted	60,167	386
Balance – September 30, 2024	3,121,727	22,388

Summary of assumptions to determine share-based compensation options granted

September 30, 2023
Expected dividend yield	$0.00
Expected volatility	65.00%
Risk-free annual interest rate	3.23%
Expected life (years)	5.0
Share price	$19.06
Exercise price	$19.06
Grant date fair value	$11.00

Summary of number and weighted average exercise prices of deferred shares units

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2024	74,371	20.74
Granted - Replacement options (note 3)	12,949	50.65
Cancelled / Forfeited	(7,258)	34.90
Balance – September 30, 2024	80,062	12.50

	Stock options	Weighted average exercise price
	#	$
Balance – January 1, 2023	64,735	20.53
Granted	21,712	19.06
Exercised	(1,416)	2.93
Cancelled / Forfeited	(5,939)	19.06
Balance – September 30, 2023	79,091	20.53